UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04873

                                                       The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The GAMCO Growth Fund First Quarter Report — March 31, 2014
Howard F. Ward, CFA
Portfolio Manager

To Our Shareholders,

For the quarter ended March 31, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Growth Fund increased 0.4% compared with increases of 1.8% and 1.1% for the Standard & Poor’s (“S&P”) 500 Index and the Russell 1000 Growth Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2014.

Comparative Results

Average Annual Returns through March 31, 2014 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (4/10/87)
Class AAA (GABGX)	0.41%	23.38%	19.40%	6.55%	10.00%
S&P 500 Index	1.81	21.86	21.16	7.42	9.59(d)
Russell 1000 Growth Index	1.12	23.22	21.68	7.86	8.95(d)
Class A (GGCAX)	0.43	23.40	19.40	6.55	10.01
With sales charge (b)	(5.35)	16.30	17.99	5.92	9.76
Class C (GGCCX)	0.23	22.45	18.51	5.75	9.69
With contingent deferred sales charge (c)	(0.77)	21.45	18.51	5.75	9.69
Class I (GGCIX)	0.49	23.71	19.70	6.71	10.06

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.45%, 1.45%, 2.20%, and 1.20%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

(d)	S&P 500 Index and Russell 1000 Growth Index since inception performance are as of March 31, 1987.

The GAMCO Growth Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.1%
	TECHNOLOGY — 18.4%
38,400	Apple Inc.	$20,610,816
146,000	EMC Corp.	4,001,860
95,500	Facebook Inc., Cl. A†	5,752,920
17,100	Google Inc., Cl. A†	19,058,121
42,200	International Business Machines Corp.	8,123,078
43,000	Linear Technology Corp.	2,093,670
427,000	Microsoft Corp.	17,502,730
196,000	Oracle Corp.	8,018,360
90,000	QUALCOMM Inc.	7,097,400
60,000	Texas Instruments Inc.	2,829,000

	TOTAL TECHNOLOGY	95,087,955

	CONSUMER DISCRETIONARY - OTHER — 16.7%
19,400	Amazon.com Inc.†	6,528,488
6,000	AutoZone Inc.†	3,222,600
58,000	Costco Wholesale Corp.	6,477,440
127,500	eBay Inc.†	7,043,100
45,000	Fortune Brands Home & Security Inc.	1,893,600
47,000	Lennar Corp., Cl. A	1,862,140
30,400	L’Oreal SA	5,013,129
96,000	Luxottica Group SpA	5,552,069
38,400	Macy’s Inc.	2,276,736
47,300	NIKE Inc., Cl. B	3,493,578
3,900	priceline.com Inc.†	4,648,371
16,000	Ralph Lauren Corp.	2,574,880
67,600	Starbucks Corp.	4,960,488
44,000	The Estee Lauder Companies Inc., Cl. A	2,942,720
146,600	The Home Depot Inc.	11,600,458
49,600	The Swatch Group AG	5,750,806
69,000	The TJX Companies Inc.	4,184,850
33,400	Tiffany & Co.	2,877,410
42,200	Wal-Mart Stores Inc.	3,225,346

	TOTAL CONSUMER DISCRETIONARY - OTHER	86,128,209

	HEALTH CARE — 12.3%
157,000	Abbott Laboratories	6,046,070
33,400	Allergan Inc.	4,144,940
45,700	Amgen Inc.	5,636,638
42,000	Becton, Dickinson and Co.	4,917,360
13,100	Biogen Idec Inc.†	4,006,897
23,400	Celgene Corp.†	3,266,640
148,000	Express Scripts Holding Co.†	11,113,320
103,400	Gilead Sciences Inc.†	7,326,924
55,000	Johnson & Johnson	5,402,650
23,900	McKesson Corp.	4,220,023
67,500	Novo Nordisk A/S, Cl. B	3,073,985
114,000	Roche Holding AG, ADR	4,300,080

	TOTAL HEALTH CARE	63,455,527

Shares		Market Value
	PRODUCER DURABLES — 12.1%
39,500	3M Co.	$5,358,570
74,200	B/E Aerospace Inc.†	6,439,818
23,300	Cummins Inc.	3,471,467
37,000	Eaton Corp. plc	2,779,440
45,000	Emerson Electric Co.	3,006,000
34,500	Flowserve Corp.	2,702,730
112,000	Honeywell International Inc.	10,389,120
50,000	PACCAR Inc.	3,372,000
17,000	Parker Hannifin Corp.	2,035,070
16,000	Pentair Ltd.	1,269,440
73,000	Union Pacific Corp.	13,699,180
66,000	United Technologies Corp.	7,711,440

	TOTAL PRODUCER DURABLES	62,234,275

	CONSUMER DISCRETIONARY - MEDIA — 10.6%
60,000	CBS Corp., Cl. B, Non-Voting	3,708,000
240,000	Comcast Corp., Cl. A, Special	11,702,400
69,600	DIRECTV†	5,318,832
54,000	Discovery Communications Inc., Cl. A†	4,465,800
79,800	Liberty Global plc, Cl. A†	3,319,680
79,800	Liberty Global plc, Cl. C†	3,248,658
80,000	Nielsen Holdings NV	3,570,400
29,600	The Walt Disney Co.	2,370,072
16,000	Time Warner Cable Inc.	2,194,880
179,000	Twenty-First Century Fox Inc., Cl. A	5,722,630
109,000	Viacom Inc., Cl. B	9,263,910

	TOTAL CONSUMER DISCRETIONARY - MEDIA	54,885,262

	CONSUMER STAPLES — 10.6%
105,000	Boulder Brands Inc.†	1,850,100
27,000	Brown-Forman Corp., Cl. B	2,421,630
71,000	Colgate-Palmolive Co.	4,605,770
145,700	CVS Caremark Corp.	10,907,102
31,700	Diageo plc, ADR	3,949,503
31,000	Mead Johnson Nutrition Co.	2,577,340
73,000	Mondelēz International Inc., Cl. A	2,522,150
65,600	PepsiCo Inc.	5,477,600
150,000	The Coca-Cola Co.	5,799,000
46,900	The Hain Celestial Group Inc.†	4,289,943
103,700	The WhiteWave Foods Co., Cl. A†	2,959,598
42,000	United Natural Foods Inc.†	2,978,640
86,700	Whole Foods Market Inc.	4,396,557

	TOTAL CONSUMER STAPLES	54,734,933

	MATERIALS AND PROCESSING — 7.7%
70,000	E. I. du Pont de Nemours and Co.	4,697,000
49,400	Ecolab Inc.	5,334,706
45,300	Monsanto Co.	5,153,781
36,000	PPG Industries Inc.	6,964,560
47,000	Precision Castparts Corp.	11,879,720

See accompanying notes to schedule of investments.

The GAMCO Growth Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	MATERIALS AND PROCESSING (Continued)
28,100	The Sherwin-Williams Co.	$5,539,353

	TOTAL MATERIALS AND PROCESSING	39,569,120

	FINANCIAL SERVICES — 5.4%
6,700	BlackRock Inc.	2,107,016
38,600	JPMorgan Chase & Co.	2,343,406
149,000	MasterCard Inc., Cl. A	11,130,300
69,000	Morgan Stanley	2,150,730
12,500	The Goldman Sachs Group Inc.	2,048,125
38,000	Visa Inc., Cl. A	8,202,680

	TOTAL FINANCIAL SERVICES	27,982,257

	ENERGY — 3.9%
49,800	Continental Resources Inc.†	6,188,646
36,300	EOG Resources Inc.	7,120,971
37,000	Pioneer Natural Resources Co.	6,924,180

	TOTAL ENERGY	20,233,797

	UTILITIES — 1.4%
156,000	Verizon Communications Inc.	7,420,920

	TOTAL COMMON STOCKS	511,732,255

Principal Amount		Market Value
	U.S. GOVERNMENT OBLIGATIONS — 0.9%
$ 4,787,000	U.S. Treasury Bills, 0.035% to 0.085%††, 04/24/14 to 09/25/14	$4,786,077

	TOTAL INVESTMENTS — 100.0% (Cost $367,384,155)	$516,518,332

	Aggregate tax cost	$367,742,121

	Gross unrealized appreciation	$149,738,179
	Gross unrealized depreciation	(961,968)

	Net unrealized appreciation/depreciation	$148,776,211

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2014 is as follows:

Valuation Inputs*	Investments in Securities (Market Value) Assets

Level 1 - Quoted Prices	$511,732,255
Level 2 - Other Significant Observable Inputs	4,786,077

Total	$516,518,332

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks. Level 2 consists of U.S. Government Obligations.

The Fund did not have transfers among Level 1 and Level 2 during the period ended March 31, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

The GAMCO Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

Capital Loss Carryforward Available through 2017	$20,782,104
Capital Loss Carryforward Available through 2018	11,616,029

Total Capital Loss Carryforwards	$32,398,133

THE GAMCO GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Dugald A. Fletcher

President,

Fletcher & Company, Inc.

John D. Gabelli

Senior Vice President,

G.research, Inc.

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony R. Pustorino

Certified Public Accountant,

Professor Emeritus,

Pace University

Anthony Torna

Former Investment Counselor,

Maxim Group LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q114QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/15/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/15/2014

* Print the name and title of each signing officer under his or her signature.